Related party transactions - Statement of income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Time charter revenue Hegh Gallant	$ 145,321	$ 144,952	$ 143,531
Time charter and construction contract revenues indemnified by/refunded to Hegh LNG	64	2,353	1,534
Operating expenses
Vessel operating expenses	(30,870)	(24,195)	(23,791)
Interest income from joint ventures	947	725	500
Interest expense and commitment fees to Hegh LNG	(27,692)	(26,814)	(30,085)
Total	52,741	77,622	59,190
Hoegh LNG and Subsidiaries [Member]
Revenues
Time charter and construction contract revenues indemnified by/refunded to Hegh LNG			(2,496)
Operating expenses
Vessel operating expenses	(24,523)	(21,520)	(21,124)
Hours, travel expense and overhead and Board of Directors' fees	(4,072)	(3,671)	(3,284)
Interest income from joint ventures	295	273	370
Interest expense and commitment fees to Hegh LNG	(1,882)	(2,938)	(3,934)
Total	16,991	19,252	15,914
Hoegh Gallant [Member]
Revenues
Time charter revenue Hegh Gallant	$ 47,173	$ 47,108	$ 46,382